Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Investment property
Opening amount	£ 20,273,000	£ 20,553,000
Depreciation charge	(280,000)	(280,000)	£ (274,000)
Closing amount	19,993,000	20,273,000	20,553,000
Rental revenue	2,215,000	2,240,000
Direct operating (credits)/expenses from properties, all of which generated rental revenue	£ (23,000)	294,000
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment property
Opening amount	£ 32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(11,920,000)	(11,640,000)
Closing amount	(12,200,000)	(11,920,000)	£ (11,640,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	38,250,000
Closing amount	£ 32,970,000	£ 38,250,000